Annual Total Returns[BarChart] - PIMCO Real Return Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	11.57%	9.25%	(9.05%)	3.42%	(2.75%)	5.04%	3.92%	(1.97%)	8.52%	12.09%